Unaudited Condensed Interim Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Profit or loss [abstract]
Revenues from sale of products	$ 1,506	$ 1,206	$ 3,202	$ 2,358	$ 6,261
Revenues from development services	3,504	3,534	6,727	6,149	12,265
Revenues from license agreements and royalties	53	33	98	65	160
Total revenues	5,063	4,773	10,027	8,572	18,686
Cost of revenues from sale of products	1,558	628	3,144	1,436	4,927
Cost of revenues from development services	3,055	3,005	5,821	5,170	10,177
Cost of revenues from license agreements and royalties	3	3	8	3	4
Total cost of revenues	4,616	3,636	8,973	6,609	15,108
Gross profit	447	1,137	1,054	1,963	3,578
Research and development	1,898	2,024	3,368	4,126	7,467
Selling and marketing	1,224	1,332	2,403	2,438	4,844
General and administrative	1,809	1,788	3,501	3,770	6,768
Other income	0	0	0	0	(211)
Total operating expenses	4,931	5,144	9,272	10,334	18,868
Operating loss	(4,484)	(4,007)	(8,218)	(8,371)	(15,290)
Financial income	582	5,828	1,171	7,480	10,651
Financial expenses	(2,405)	(893)	(8,965)	(1,869)	(1,892)
Financing income (expenses), net	(1,823)	4,935	(7,794)	5,611	8,759
Profit (loss) before taxes on income	(6,307)	928	(16,012)	(2,760)	(6,531)
Taxes on income	2	(12)	(22)	(17)	(185)
Net profit (loss)	(6,305)	916	(16,034)	(2,777)	(6,716)
Other comprehensive income (loss):
Foreign currency translation adjustments	2	0	10	(9)	(13)
Total comprehensive profit (loss)	$ (6,303)	$ 916	$ (16,024)	$ (2,786)	$ (6,729)
Profit (loss) per share data:
Basic net profit (loss) per share - USD	$ (0.68)	$ 0.1	$ (1.73)	$ (0.32)	$ (0.75)
Diluted net profit (loss) per share - USD	$ (0.68)	$ 0.1	$ (1.73)	$ (0.32)	$ (0.75)
Number of shares used in calculating basic profit (loss) per share	9,279,370	9,208,902	9,256,862	8,803,065	9,013,144
Number of shares used in calculating diluted profit (loss) per share	9,279,370	9,208,902	9,256,862	8,803,065	9,013,144